PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax refund receivable		$ 357,045	$ 173,046
Other		392,877	251,904
Total	$ 2,033,044	$ 749,922	$ 424,950